Income Tax (Tables)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Schedule of net deferred tax assets

	December 31,
	2020	2019
Deferred tax assets:
Credit carryforwards	$1,117	$1,124
Accrued liabilities and allowances	1,388	614
Compensation accruals	2,750	2,966
Asset retirement obligation liability	1,994	2,257
Deferred revenue	2,237	2,682
Hedge liability	1,200	1,315
Other	253	46
Gross deferred tax assets	10,939	11,004
Less: Valuation Allowance	(1,039)	(851)
Total deferred tax assets	$9,900	$10,153
Deferred tax liabilities:
Property and equipment	(14,172)	(23,250)
Product costs	(3,905)	(7,107)
Prepaid expenses	(284)	(241)
Intangible assets	(30,965)	(44,819)
Goodwill	(1,745)	(1,331)
Total deferred tax liabilities	$(51,071)	$(76,748)
Net deferred tax liabilities	$(41,171)	$(66,595)

Schedule of income tax provision

	Year Ended December 31,
Dollars in thousands	2020	2019	2018
Current:
U.S. Federal	$(491)	$11,653	$27,741
State and local	711	4,209	7,955
Total current	$220	$15,862	$35,696
Deferred:
U.S. Federal	(21,489)	(19,467)	(14,496)
State and local	(3,935)	(3,651)	(1,745)
Total deferred	$(25,424)	$(23,118)	$(16,241)
Total income tax (benefit) expense	$(25,204)	$(7,256)	$19,455

Schedule of reconciliation of the federal income tax rate

	Year Ended December 31,
	2020	2019	2018
U.S Federal tax expense at statutory rates	21.0%	21.0%	21.0%
State income taxes, net of federal benefit	3.8%	8.7%	4.6%
Valuation allowance	(0.2)%	(6.8)%	0.1%
Federal research & development credit	2.0%	7.4%	(0.7)%
Uncertain tax benefit on federal research and development credit	(0.5)%	(3.7)%	0.6%
Release of uncertain tax benefits	0.2%	22.1%	(2.2)%
Other	0.4%	0.2%	0.7%
Effective tax rate	26.6%	48.9%	24.0%

Seaport Global Acquisition Corp
Schedule of net deferred tax assets

December 31, 2020
Deferred tax asset
Organizational costs/Startup expenses	$21,692
Federal Net Operating loss	17,089
Total deferred tax asset	38,781
Valuation allowance	(38,781)
Deferred tax asset, net of allowance	$—

Schedule of income tax provision

December 31, 2020
Federal
Current	$—
Deferred	(38,781)

State
Current	—
Deferred	—
Change in valuation allowance	38,781
Income tax provision	$—

Schedule of reconciliation of the federal income tax rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2020 is as follows:

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Permanent Book/Tax Differences	(22.9)%
Change in valuation allowance	1.9%
Income tax provision	—%